Supplemental Consolidating Financial Information - Condensed Statement of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Net sales	$ 747,997	$ 723,062	$ 812,171	$ 774,252	$ 737,521	$ 714,167	$ 833,165	$ 793,484	$ 3,057,482	$ 3,078,337	$ 3,139,296
Cost of sales	690,761	645,170	693,346	679,151	666,884	643,578	727,607	704,971	2,708,428	2,743,040	2,698,031
Selling, general and administrative									234,773	275,895	301,465
Depreciation									55,915	53,736	51,533
Amortization									9,366	9,418	9,394
Equity in (earnings) losses of investees									(258)	33,433	6,314
Reserve for (recovery of) grower receivables, net									(1,067)	(664)	32,967
Restructuring and relocation costs									480	35,429	5,852
Gain on deconsolidation of European smoothie business									0	0	0
Goodwill and trademark impairment									0	181,884	0
Operating income (loss)	(17,022)	1,153	40,576	25,138	(204,893)	(66,104)	17,597	(434)	49,845	(253,834)	33,740
Interest income									2,856	3,131	4,204
Interest expense									(61,144)	(45,299)	(51,586)
Loss on debt extinguishment									(6,275)	0	(11,722)
Other income (expense), net									3,522	(1,793)	0
Income (loss) from continuing operations before income taxes									(11,196)	(297,795)	(25,364)
Income tax (expense) benefit									(4,619)	(105,239)	82,200
Income (loss) from continuing operations									(15,815)	(403,034)	56,836
Loss from discontinued operations, net of income taxes									0	(1,983)	0
Net income (loss)	(31,478)	(17,814)	31,100	2,377	(332,629)	(66,754)	5,508	(11,142)	(15,815)	(405,017)	56,836
Reportable Legal Entities | CBII (Co-Issuer)
Condensed Income Statements, Captions [Line Items]
Net sales									0	0	0
Cost of sales									0	521	0
Selling, general and administrative									36,970	41,335	44,815
Depreciation									0	0	0
Amortization									0	0	0
Equity in (earnings) losses of investees									(48,128)	220,010	63,937
Reserve for (recovery of) grower receivables, net									0	0	0
Restructuring and relocation costs									(15)	11,065	2,714
Gain on deconsolidation of European smoothie business									0	0	0
Goodwill and trademark impairment									0	0	0
Operating income (loss)									11,173	(272,931)	(111,466)
Interest income									0	0	0
Interest expense									(22,563)	(27,167)	(39,702)
Loss on debt extinguishment									(843)	0	(9,025)
Other income (expense), net									1,037	320	134,829
Income (loss) from continuing operations before income taxes									(11,196)	(299,778)	(25,364)
Income tax (expense) benefit									(4,619)	(105,239)	82,200
Income (loss) from continuing operations									(15,815)	(405,017)	56,836
Loss from discontinued operations, net of income taxes									0	0	0
Net income (loss)									(15,815)	(405,017)	56,836
Reportable Legal Entities | CBLLC (Co-Issuer)
Condensed Income Statements, Captions [Line Items]
Net sales									789,846	707,939	729,175
Cost of sales									774,653	657,836	615,927
Selling, general and administrative									15,726	26,146	22,070
Depreciation									5,604	3,998	4,150
Amortization									0	0	0
Equity in (earnings) losses of investees									(97,089)	215,479	1,145
Reserve for (recovery of) grower receivables, net									0	0	0
Restructuring and relocation costs									353	6,391	913
Gain on deconsolidation of European smoothie business									0	0	0
Goodwill and trademark impairment									0	0	0
Operating income (loss)									90,599	(201,911)	84,970
Interest income									17	24	123
Interest expense									(36,913)	(17,813)	(11,209)
Loss on debt extinguishment									(5,432)	0	(2,697)
Other income (expense), net									(143)	(310)	(135,124)
Income (loss) from continuing operations before income taxes									48,128	(220,010)	(63,937)
Income tax (expense) benefit									19,461	(3,604)	(41,041)
Income (loss) from continuing operations									67,589	(223,614)	(104,978)
Loss from discontinued operations, net of income taxes									0	0	0
Net income (loss)									67,589	(223,614)	(104,978)
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net sales									1,231,560	1,248,854	1,262,295
Cost of sales									1,102,136	1,109,273	1,100,168
Selling, general and administrative									90,747	97,006	114,899
Depreciation									27,958	28,678	28,959
Amortization									9,342	9,394	9,394
Equity in (earnings) losses of investees									(24)	(929)	295
Reserve for (recovery of) grower receivables, net									(1,067)	(869)	32,762
Restructuring and relocation costs									145	13,182	1,963
Gain on deconsolidation of European smoothie business									0	0	0
Goodwill and trademark impairment									0	180,105	0
Operating income (loss)									2,323	(186,986)	(26,145)
Interest income									171	198	317
Interest expense									(1,630)	(80)	(79)
Loss on debt extinguishment									0	0	0
Other income (expense), net									180	1,028	672
Income (loss) from continuing operations before income taxes									1,044	(185,840)	(25,235)
Income tax (expense) benefit									(1,240)	17,855	(3,317)
Income (loss) from continuing operations									(196)	(167,985)	(28,552)
Loss from discontinued operations, net of income taxes									0	0	0
Net income (loss)									(196)	(167,985)	(28,552)
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net sales									1,981,726	1,987,888	1,971,918
Cost of sales									1,777,275	1,842,302	1,806,276
Selling, general and administrative									91,330	111,408	119,681
Depreciation									22,353	21,060	18,424
Amortization									24	24	0
Equity in (earnings) losses of investees									(258)	33,433	6,314
Reserve for (recovery of) grower receivables, net									0	205	205
Restructuring and relocation costs									(3)	4,791	262
Gain on deconsolidation of European smoothie business									0	0	0
Goodwill and trademark impairment									0	1,779	0
Operating income (loss)									91,005	(27,114)	20,756
Interest income									2,668	2,909	3,764
Interest expense									(38)	(239)	(596)
Loss on debt extinguishment									0	0	0
Other income (expense), net									2,434	(2,283)	(80)
Income (loss) from continuing operations before income taxes									96,069	(26,727)	23,844
Income tax (expense) benefit									(7,619)	(17,553)	(15,443)
Income (loss) from continuing operations									88,450	(44,280)	8,401
Loss from discontinued operations, net of income taxes									0	(1,983)	0
Net income (loss)									88,450	(46,263)	8,401
Consolidating Eliminations
Condensed Income Statements, Captions [Line Items]
Net sales									(945,650)	(866,344)	(824,092)
Cost of sales									(945,636)	(866,892)	(824,340)
Selling, general and administrative									0	0	0
Depreciation									0	0	0
Amortization									0	0	0
Equity in (earnings) losses of investees									145,241	(434,560)	(65,377)
Reserve for (recovery of) grower receivables, net									0	0	0
Restructuring and relocation costs									0	0	0
Gain on deconsolidation of European smoothie business									0	0	0
Goodwill and trademark impairment									0	0	0
Operating income (loss)									(145,255)	435,108	65,625
Interest income									0	0	0
Interest expense									0	0	0
Loss on debt extinguishment									0	0	0
Other income (expense), net									14	(548)	(297)
Income (loss) from continuing operations before income taxes									(145,241)	434,560	65,328
Income tax (expense) benefit									(10,602)	3,302	59,801
Income (loss) from continuing operations									(155,843)	437,862	125,129
Loss from discontinued operations, net of income taxes									0	0	0
Net income (loss)									$ (155,843)	$ 437,862	$ 125,129